Income Taxes (Deferred Tax Assets (Liabilities) Narrative (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Deferred tax assets, net operating loss				$ 844.2	$ 781.9
Valuation allowance				1,362.6	1,972.1
Net state deferred tax assets for various temporary differences				39.0
Deferred tax assets, foreign tax loss carryforwards					656.9
Deferred tax assets, state tax loss carryforwards					125.0
Deferred tax liability adjustment, foreign earnings not to be repatriated within the foreseeable future					94.9
Increase in deferred tax liability, undistributed earnings					74.9
Deferred tax liabilities, undistributed foreign earnings				14.3	89.2
Undistributed earnings of foreign subsidiaries					1,400.0
Net increase (decrease) in valuation allowance	$ 649.5	$ 3.2	$ (31.3)	383.5	609.5
State Deferred Tax Assets For Various Temporary Differences [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance				39.0
Domestic Country [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance					746.1
Deferred tax assets, credit carryforwards					746.1
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance					651.7
Operating loss carryforwards					2,302.1
Operating loss carryforwards, not subject to expiration					2,134.6
Operating loss carryforwards, subject to expiration					167.5
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets, net operating loss				120.6
Valuation allowance				$ 120.6	125.0
Operating loss carryforwards					1,750.0
Foreign Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward					689.6
Alternative Minimum Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward					35.9
Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward					16.3
Investment Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward					4.3
NewCo [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance					235.0
Gross deferred tax assets					235.0
NewCo [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance					129.3
Gross deferred tax assets					$ 129.3